PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 84.1% of Net Assets
Non-Convertible Bonds – 76.1%
	ABS Car Loan – 1.1%
$635,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029, 144A	$657,223
7,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class D, 3.040%, 9/22/2025, 144A	6,888,592
5,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026, 144A	4,375,895
940,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028, 144A	980,047
7,303,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026, 144A	6,622,784
5,578,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025, 144A	5,489,020
2,790,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class D, 9.400%, 9/25/2029, 144A	2,850,763
4,105,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026, 144A	3,909,992
2,810,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028, 144A	2,859,090
1,540,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028, 144A	1,544,698

		36,178,104

	ABS Home Equity – 4.4%
6,557,078	510 Asset-Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(a)	6,013,962
8,555,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029, 144A(a)	7,813,361
5,350,000	CoreVest American Finance Ltd., Series 2021-1, Class D, 3.247%, 4/15/2053, 144A	4,423,407
1,510,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	1,227,102
10,641,912	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)	9,821,165
2,510,000	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060, 144A	1,948,258
7,660,000	FirstKey Homes Trust, Series 2020-SFR1, Class F2, 4.284%, 8/17/2037, 144A	7,103,984
1,965,000	FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.238%, 8/17/2038, 144A	1,668,934
2,419,000	FRTKL Group, Inc., Series 2021-SFR1, Class F, 3.171%, 9/17/2038, 144A	2,035,401
6,796,876	Home Partners of America Trust, Series 2021-1, Class F, 3.325%, 9/17/2041, 144A	5,243,908
8,365,655	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	7,305,419
4,182,828	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	3,653,764
4,025,000	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A2, 3.500%, 4/25/2061, 144A(a)	3,586,042

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$11,507,000	Progress Residential Trust, Series 2021-SFR4, Class F, 3.407%, 5/17/2038, 144A	$10,115,032
3,623,000	Progress Residential Trust, Series 2021-SFR5, Class F, 3.158%, 7/17/2038, 144A	3,075,093
5,465,000	Progress Residential Trust, Series 2021-SFR6, Class F, 3.422%, 7/17/2038, 144A	4,731,285
15,160,000	Progress Residential Trust, Series 2021-SFR7, Class F, 3.834%, 8/17/2040, 144A	12,759,147
7,217,868	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(a)	6,891,326
2,513,000	PRPM LLC, Series 2021-4, Class A2, 3.474%, 4/25/2026, 144A(a)	2,183,199
6,836,863	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(a)	6,350,926
4,985,929	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026, 144A(a)	4,707,564
6,364,223	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027, 144A(a)	6,335,412
8,130,000	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(a)	7,658,333
1,120,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(a)	940,678
795,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059, 144A(a)	686,497
3,970,000	VCAT LLC, Series 2021-NPL5, Class A2, 3.844%, 8/25/2051, 144A(a)	3,327,113
7,865,000	VCAT LLC, Series 2021-NPL6, Class A2, 3.967%, 9/25/2051, 144A(a)	6,685,576

		138,291,888

	ABS Other – 1.5%
4,472,717	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A	4,030,007
2,814,450	Apollo Aviation Securitization Equity Trust, Series 2021-2A, Class B, 3.538%, 1/15/2047, 144A	2,117,958
461,047	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035, 144A	411,682
64,001	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039, 144A	59,313
2,626,326	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432%, 10/15/2046, 144A	2,190,209
11,794,866	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	10,103,423
13,374,665	Navigator Aircraft ABS Ltd., Series 2021-1, Class B, 3.571%, 11/15/2046, 144A(a)	11,145,362
1,930,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032, 144A	1,927,638
572,259	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	469,270
9,885,660	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	8,554,091

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$8,707,645	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	$6,879,510

		47,888,463

	ABS Whole Business – 0.3%
5,925,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053, 144A(b)	5,994,202
2,284,313	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	1,844,059
759,488	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	657,296
133,650	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051, 144A	120,492

		8,616,049

	Aerospace & Defense – 0.2%
3,230,000	Boeing Co., 5.150%, 5/01/2030	3,250,194
1,355,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,317,060
3,345,000	TransDigm, Inc., 6.750%, 8/15/2028, 144A	3,378,450

		7,945,704

	Airlines – 1.8%
13,096,644	Air Canada Pass-Through Trust, Series 2020-2A, Class A, 5.250%, 10/01/2030, 144A	12,783,634
1,144,069	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,057,097
636,586	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	593,906
22,928,750	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	22,854,919
18,927,469	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	18,803,305
2,297,113	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	2,215,083

		58,307,944

	Automotive – 1.1%
6,070,000	Ford Motor Co., 4.750%, 1/15/2043	4,654,658
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,234,445
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,393,541
2,845,000	General Motors Co., 5.200%, 4/01/2045	2,396,436
2,120,000	General Motors Co., 6.250%, 10/02/2043	2,037,723
2,765,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	2,252,941

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$ 14,515,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	$14,856,322
6,445,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	6,644,689
540,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	436,987
865,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(c)	744,462

		36,652,204

	Banking – 3.8%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	6,297,482
8,200,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(c)	5,883,500
7,500,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(c)	5,002,500
11,885,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(c)	8,124,735
9,000,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	7,059,209
545,000	Credit Suisse Group AG, (fixed rate to 1/12/2028, variable rate thereafter), 3.869%, 1/12/2029, 144A	485,215
3,695,000	Credit Suisse Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	4,378,205
325,000	Credit Suisse Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A	261,290
5,345,000	Credit Suisse Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	4,758,135
7,760,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	7,499,225
7,690,000	Credit Suisse Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	7,640,707
5,370,000	Credit Suisse Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	5,530,456
8,240,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	5,961,712
16,322,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	12,172,787
1,709,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,388,339
4,345,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	4,320,741
14,965,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	11,419,642
1,830,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	1,813,242
2,890,000	Synchrony Bank, 5.400%, 8/22/2025	2,709,866
5,875,000	Synchrony Bank, 5.625%, 8/23/2027	5,399,007

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$14,800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	$12,191,709

		120,297,704

	Brokerage – 0.1%
3,893,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	4,005,285

	Building Materials – 1.6%
28,165,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	23,464,655
225,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%, 144A(c)	225,327
10,470,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(c)	9,375,362
1,265,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	1,075,984
1,859,000	Masco Corp., 6.500%, 8/15/2032	1,974,319
1,226,000	Masco Corp., 7.750%, 8/01/2029	1,372,176
10,800,000	Owens Corning, 7.000%, 12/01/2036	12,021,718

		49,509,541

	Cable Satellite – 5.3%
34,275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	26,807,163
6,555,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	5,505,233
7,180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	5,470,721
17,890,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	14,400,800
16,530,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	10,578,826
920,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	573,607
31,240,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	19,794,679
4,025,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	3,571,831
2,665,000	CSC Holdings LLC, 3.375%, 2/15/2031, 144A	1,843,247
440,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	316,004

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$205,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	$147,807
47,615,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	23,478,957
6,030,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	3,053,502
16,340,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	13,386,730
1,360,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	716,074
3,705,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	3,355,619
6,470,000	DISH DBS Corp., 5.125%, 6/01/2029	3,445,275
22,190,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	17,705,290
2,745,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	2,048,456
15,865,000	DISH DBS Corp., 7.750%, 7/01/2026	10,470,900

		166,670,721

	Chemicals – 0.7%
13,380,000	Ashland LLC, 3.375%, 9/01/2031, 144A	10,937,218
1,320,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	1,121,064
6,735,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	5,057,885
2,825,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	2,856,103
2,080,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	2,108,473
905,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	820,153

		22,900,896

	Construction Machinery – 0.1%
1,530,000	Ashtead Capital, Inc., 5.500%, 8/11/2032, 144A	1,503,009
2,140,000	Ashtead Capital, Inc., 5.550%, 5/30/2033, 144A	2,114,553

		3,617,562

	Consumer Cyclical Services – 2.7%
1,760,000	Expedia Group, Inc., 2.950%, 3/15/2031	1,468,621
3,775,000	Expedia Group, Inc., 3.250%, 2/15/2030	3,271,409
5,645,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	4,880,836

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – continued
$9,620,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	$8,225,188
8,665,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	7,895,981
18,350,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	18,304,125
38,025,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	39,207,958
1,125,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	1,153,384

		84,407,502

	Consumer Products – 0.5%
11,880,000	Avon Products, Inc., 8.450%, 3/15/2043	11,889,504
6,110,000	Natura Cosmeticos SA, 4.125%, 5/03/2028, 144A	4,974,934

		16,864,438

	Electric – 0.8%
18,971,081	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	18,264,396
3,570,000	Enel Generacion Chile SA, 7.875%, 2/01/2027	3,824,792
2,475,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	2,448,976

		24,538,164

	Finance Companies – 5.2%
8,005,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	6,988,543
10,600,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	8,802,914
3,585,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(c)	2,615,616
11,555,000	Ares Capital Corp., 3.200%, 11/15/2031	8,810,493
2,145,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	1,907,469
4,150,000	Aviation Capital Group LLC, 6.250%, 4/15/2028, 144A	4,153,735
5,955,000	Barings BDC, Inc., 3.300%, 11/23/2026	5,270,402
7,650,000	FS KKR Capital Corp., 3.125%, 10/12/2028	6,259,998
14,755,000	Hercules Capital, Inc., 3.375%, 1/20/2027	12,658,764
135,000	Navient Corp., 5.000%, 3/15/2027	118,921
950,000	Navient Corp., 6.750%, 6/15/2026	926,430

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$3,259,000	Navient Corp., MTN, 6.125%, 3/25/2024	$3,215,199
950,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	704,881
1,796,000	OneMain Finance Corp., 3.500%, 1/15/2027	1,507,314
8,855,000	OneMain Finance Corp., 4.000%, 9/15/2030	6,641,250
4,075,000	OneMain Finance Corp., 7.125%, 3/15/2026	3,917,257
7,175,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	5,817,761
14,750,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	13,548,415
7,155,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	6,428,601
14,740,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	13,192,300
13,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	11,624,767
37,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	31,125,916
9,630,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	7,644,775

		163,881,721

	Financial Other – 1.9%
1,650,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	833,778
1,120,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026	481,600
1,225,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025	669,046
6,150,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	2,866,269
2,060,000	Central China Real Estate Ltd., 7.250%, 4/24/2023	627,954
4,720,000	Central China Real Estate Ltd., 7.250%, 7/16/2024	1,027,922
1,260,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	267,574
3,260,000	Central China Real Estate Ltd., 7.500%, 7/14/2025	683,557
4,415,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	1,107,414
1,305,000	Central China Real Estate Ltd., 7.750%, 5/24/2024	287,557
8,274,825	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	791,487
6,815,475	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	1,243,279

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$833,252	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%-36.271%, 1/31/2031, 144A(d)	$86,308
1,035,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(e)	96,483
2,400,000	China Aoyuan Group Ltd., 6.350%, 2/08/2024(e)	228,816
1,240,000	China Aoyuan Group Ltd., 7.950%, 2/19/2023(e)	118,990
1,800,000	China Evergrande Group, 8.250%, 3/23/2022(e)	135,810
4,045,000	China Evergrande Group, 8.750%, 6/28/2025(e)	313,326
1,405,000	China Evergrande Group, 9.500%, 4/11/2022(e)	107,398
335,000	China Evergrande Group, 9.500%, 3/29/2024(e)	25,788
4,060,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026(f)	856,619
24,490,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	21,061,400
6,925,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	858,354
1,415,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	176,550
1,600,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(e)	199,952
8,085,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	1,011,191
7,075,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	875,390
4,795,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	598,224
1,380,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026	358,510
3,760,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026	989,369
3,345,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)	762,794
1,320,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)	303,811
2,210,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030, 144A	1,698,219
9,605,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	8,236,287
2,880,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	432,461
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(e)	56,144
1,830,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	259,940
280,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	40,894

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$1,970,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	$289,629
425,000	Sunac China Holdings Ltd., 5.950%, 4/26/2024(e)	101,290
3,610,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(e)	863,440
8,570,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(e)	2,046,516
290,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(e)	69,565
4,000,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025(e)	957,400
720,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	108,367
4,030,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	605,387
23,285,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	2,114,807
1,245,000	Yuzhou Group Holdings Co. Ltd., 7.375%, 1/13/2026(e)	111,034
9,395,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	904,832
5,345,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)	485,447
3,155,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(e)	281,216
4,535,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	349,467
365,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(e)	28,722
715,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(e)	50,474

		60,144,058

	Food & Beverage – 0.8%
6,525,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	6,064,335
11,860,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032	9,651,668
10,455,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	9,201,446

		24,917,449

	Gaming – 1.3%
12,960,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	10,069,543
3,845,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	3,119,679
12,590,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	12,464,100
740,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	741,428

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Gaming – continued
$6,885,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	$6,423,817
5,680,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	5,342,929
4,920,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	4,756,726

		42,918,222

	Government Owned—No Guarantee – 1.3%
495,000	Antares Holdings LP, 2.750%, 1/15/2027, 144A	403,174
585,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	494,612
20,000,000	Antares Holdings LP, 8.500%, 5/18/2025, 144A	20,244,058
6,535,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	6,681,394
6,586,000	Petroleos Mexicanos, 6.625%, 6/15/2035	4,802,682
12,239,000	Petroleos Mexicanos, 6.950%, 1/28/2060	7,911,431

		40,537,351

	Health Insurance – 0.9%
21,450,000	Centene Corp., 2.500%, 3/01/2031	17,370,210
6,390,000	Centene Corp., 2.625%, 8/01/2031	5,177,881
4,510,000	Centene Corp., 3.000%, 10/15/2030	3,797,785
4,280,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	3,596,917

		29,942,793

	Healthcare – 0.3%
1,980,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	1,757,759
2,110,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	1,846,238
6,380,000	HCA, Inc., 4.125%, 6/15/2029	5,976,360

		9,580,357

	Home Construction – 0.3%
8,146,000	PulteGroup, Inc., 6.000%, 2/15/2035	8,242,130

	Independent Energy – 4.8%
12,155,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	11,037,245
11,400,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	8,852,044

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$35,956,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	$34,553,133
6,210,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	5,542,425
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	7,094,850
1,765,000	EQT Corp., 3.125%, 5/15/2026, 144A	1,632,537
7,740,000	EQT Corp., 3.625%, 5/15/2031, 144A	6,709,135
7,670,000	EQT Corp., 3.900%, 10/01/2027	7,209,186
1,535,000	EQT Corp., 5.000%, 1/15/2029	1,455,447
1,460,000	EQT Corp., 5.700%, 4/01/2028	1,458,416
1,555,000	EQT Corp., 6.125%, 2/01/2025	1,564,248
2,360,000	EQT Corp., 7.000%, 2/01/2030	2,470,165
550,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	534,160
5,050,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	4,843,606
370,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	383,875
26,205,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	27,598,320
10,085,000	Ovintiv, Inc., 6.500%, 8/15/2034	10,195,482
540,000	Ovintiv, Inc., 6.500%, 2/01/2038	538,640
2,715,000	Ovintiv, Inc., 6.625%, 8/15/2037	2,738,566
360,000	Ovintiv, Inc., 7.200%, 11/01/2031	382,956
1,200,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,292,759
1,495,000	Ovintiv, Inc., 8.125%, 9/15/2030	1,659,462
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	111,925
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021(e)	59,500
1,295,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,143,472
151,000	Southwestern Energy Co., 5.700%, 1/23/2025	151,074
3,035,000	Var Energi ASA, 7.500%, 1/15/2028, 144A	3,142,107

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$6,875,000	Var Energi ASA, 8.000%, 11/15/2032, 144A	$7,316,994

		151,671,729

	Industrial Other – 0.1%
3,985,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	3,330,066

	Leisure – 1.1%
8,710,000	Carnival Corp., 5.750%, 3/01/2027, 144A	7,145,074
6,065,000	Carnival Corp., 6.000%, 5/01/2029, 144A	4,821,675
6,575,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	5,595,851
5,085,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	4,741,407
2,415,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	1,956,730
230,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	206,425
12,300,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	10,859,485

		35,326,647

	Life Insurance – 1.1%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	26,725,600
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	9,932,688

		36,658,288

	Lodging – 1.1%
7,620,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	6,429,375
1,745,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	1,490,247
5,385,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	4,782,878
4,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	3,536,944
13,015,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	11,286,528
7,670,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	6,564,012

		34,089,984

	Media Entertainment – 1.9%
3,925,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	3,100,750

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued

	Media Entertainment – continued
$ 1,925,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	$1,573,687
4,215,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	3,066,412
1,325,000	Netflix, Inc., 4.875%, 4/15/2028	1,318,375
14,565,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	14,500,113
1,805,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	1,833,763
8,735,000	Netflix, Inc., 5.875%, 11/15/2028	9,179,175
11,900,000	Netflix, Inc., 6.375%, 5/15/2029	12,741,330
3,070,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029, 144A	2,854,885
10,960,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	9,779,389

		59,947,879

	Metals & Mining – 1.9%
14,335,000	ArcelorMittal SA, 6.750%, 3/01/2041	14,530,147
30,660,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	29,557,210
9,590,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031, 144A	8,410,430
6,230,000	JSW Steel Ltd., 5.050%, 4/05/2032, 144A	5,101,989
1,900,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	1,572,442

		59,172,218

	Midstream – 0.9%
8,515,000	Energy Transfer LP, 5.750%, 2/15/2033	8,720,893
680,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	687,623
2,530,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	2,259,543
2,760,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	2,732,124
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	556,492
3,515,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	3,073,868
880,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	823,402
885,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	864,849
1,750,000	Western Midstream Operating LP, 4.300%, 2/01/2030	1,593,016

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued

	Midstream – continued
$ 4,055,000	Western Midstream Operating LP, 5.300%, 3/01/2048	$3,435,842
745,000	Western Midstream Operating LP, 5.450%, 4/01/2044	649,655
560,000	Western Midstream Operating LP, 5.500%, 8/15/2048	482,255
2,310,000	Western Midstream Operating LP, 5.500%, 2/01/2050	1,960,035
665,000	Western Midstream Operating LP, 6.150%, 4/01/2033	674,018

		28,513,615

	Non-Agency Commercial Mortgage-Backed Securities – 1.8%
335,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	268,891
7,375,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.530%, 12/15/2038, 144A(g)	6,482,083
9,732,890	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class C, 4.909%, 9/10/2045, 144A(a)	9,051,587
113,193	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	99,919
468,476	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(a)	452,022
2,925,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	2,523,141
1,690,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	1,270,986
1,754,688	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.872%, 4/10/2031, 144A(a)	1,631,859
7,680,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class C, 3.550%, 3/05/2033, 144A(a)	5,949,243
5,785,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.687%, 6/10/2047, 144A(a)	4,073,057
290,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.784%, 12/15/2047, 144A(a)	260,996
3,110,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, 3.958%, 4/15/2046(a)	2,509,132
3,998,122	MedTrust, Series 2021-MDLN, Class C, 1 mo. USD LIBOR + 1.800%, 6.485%, 11/15/2038, 144A(g)	3,812,218
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.368%, 8/15/2046(a)	703,814
2,477,060	Morgan Stanley Capital I Trust, Series 2012-C4, Class D, 5.165%, 3/15/2045, 144A(a)	2,330,434
5,285,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.364%, 7/15/2046(a)	3,943,725
4,340,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	3,452,899
1,315,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,163,775
4,000,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.511%, 8/15/2046(a)	3,540,840

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 2,612,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.511%, 8/15/2046(a)	$2,213,665
940,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	747,378

		56,481,664

	Other REITs – 0.1%
2,735,000	EPR Properties, 3.600%, 11/15/2031	2,046,123

	Paper – 0.1%
2,055,000	WestRock MWV LLC, 7.950%, 2/15/2031	2,367,699

	Pharmaceuticals – 2.3%
16,925,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	9,985,750
9,205,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	3,497,900
765,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	303,873
1,309,000	Grifols Escrow Issuer SA, 4.750%, 10/15/2028, 144A	1,073,380
7,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	7,037,233
4,695,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	5,155,374
3,990,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	4,457,315
21,480,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	14,312,021
7,360,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	6,870,026
8,725,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	7,902,334
7,055,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	7,381,294
5,070,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,321,983

		73,298,483

	Property & Casualty Insurance – 0.3%
12,510,000	MBIA Insurance Corp., 3 mo. USD LIBOR + 11.260%, 16.052%, 1/15/2033, 144A(b)(f)(g)	1,251,000
10,900,000	Stewart Information Services Corp., 3.600%, 11/15/2031	8,570,165

		9,821,165

	Restaurants – 0.6%
19,175,000	Yum! Brands, Inc., 4.625%, 1/31/2032	17,832,750

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued

	Retailers – 0.5%
$ 3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	$3,364,833
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,548,960
4,910,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	4,245,775
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	5,880,433

		15,040,001

	Supermarkets – 0.1%
2,290,000	Safeway, Inc., 7.250%, 2/01/2031	2,290,000

	Technology – 5.3%
10,205,000	Avnet, Inc., 5.500%, 6/01/2032	9,944,459
5,770,000	Block, Inc., 3.500%, 6/01/2031	4,738,613
3,800,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	2,922,425
8,435,000	Broadcom, Inc., 4.150%, 11/15/2030	7,822,712
1,480,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	1,331,286
1,805,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	1,587,479
18,245,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	15,693,072
850,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	792,116
15,295,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	11,183,245
14,915,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	12,431,951
13,035,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	12,323,323
1,215,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	1,081,442
1,475,000	Global Payments, Inc., 2.900%, 11/15/2031	1,207,933
2,290,000	Global Payments, Inc., 5.300%, 8/15/2029	2,261,395
4,965,000	Global Payments, Inc., 5.400%, 8/15/2032	4,868,065
13,195,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	11,858,544
6,630,000	Leidos, Inc., 5.750%, 3/15/2033	6,776,132
9,070,000	Micron Technology, Inc., 5.875%, 2/09/2033	9,170,246

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued

	Technology – continued
$ 12,925,000	Micron Technology, Inc., 6.750%, 11/01/2029	$13,730,497
5,050,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	4,135,694
1,360,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	1,343,563
2,735,000	Open Text Corp., 6.900%, 12/01/2027, 144A	2,821,426
12,565,000	Oracle Corp., 3.950%, 3/25/2051	9,454,879
3,860,000	Oracle Corp., 6.150%, 11/09/2029	4,111,394
5,200,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	4,698,070
3,725,000	Western Digital Corp., 2.850%, 2/01/2029	3,026,339
7,515,000	Western Digital Corp., 4.750%, 2/15/2026	7,210,300

		168,526,600

	Transportation Services – 0.2%
1,240,000	GMR Hyderabad International Airport Ltd., 4.250%, 10/27/2027, 144A	1,085,248
255,000	GMR Hyderabad International Airport Ltd., 4.750%, 2/02/2026, 144A	237,520
5,675,000	Rand Parent LLC, 8.500%, 2/15/2030, 144A	5,333,932

		6,656,700

	Treasuries – 10.6%
55,170,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	41,140,441
23,325,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	21,518,223
25,065,000	U.S. Treasury Notes, 0.125%, 4/30/2023	24,978,574
12,675,000	U.S. Treasury Notes, 0.250%, 9/30/2023	12,402,685
126,275,000	U.S. Treasury Notes, 0.500%, 11/30/2023	122,807,370
71,835,000	U.S. Treasury Notes, 0.875%, 1/31/2024(h)	69,564,902
45,765,000	U.S. Treasury Notes, 1.500%, 2/29/2024	44,483,223

		336,895,418

	Wireless – 3.0%
10,875,000	CT Trust, 5.125%, 2/03/2032, 144A	9,089,216
17,390,000	HTA Group Ltd., 7.000%, 12/18/2025	16,468,330

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued

	Wireless – continued
$ 6,140,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	$5,145,934
6,140,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	4,918,140
7,228,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	6,405,670
525,000	Kenbourne Invest SA, 6.875%, 11/26/2024, 144A	395,577
17,545,000	SBA Communications Corp., 3.125%, 2/01/2029	15,263,097
8,849,000	SoftBank Group Corp., 4.625%, 7/06/2028	7,423,869
4,091,000	SoftBank Group Corp., 5.250%, 7/06/2031	3,422,122
27,610,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	25,171,689

		93,703,644

	Wirelines – 0.3%
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	289,611
490,000	Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026, 144A	330,397
3,409,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	2,923,218
7,960,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	7,207,143

		10,750,369

	Total Non-Convertible Bonds (Identified Cost $2,829,947,884)	2,411,277,292

Convertible Bonds – 6.1%
	Airlines – 0.6%
16,795,000	Southwest Airlines Co., 1.250%, 5/01/2025	19,079,120

	Cable Satellite – 2.0%
125,000	Cable One, Inc., Zero Coupon, 6.042%, 3/15/2026(i)	98,625
125,670,000	DISH Network Corp., 3.375%, 8/15/2026	64,720,060

		64,818,685

	Consumer Cyclical Services – 0.4%
455,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.571%, 2/15/2026(d)	343,889
13,205,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(d)	11,598,744
1,200,000	Zillow Group, Inc., 1.375%, 9/01/2026	1,411,800

		13,354,433

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Convertible Bonds – continued

	Consumer Products – 0.0%
$ 895,000	Beauty Health Co., 1.250%, 10/01/2026, 144A	$745,088

	Electric – 0.0%
1,135,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028, 144A	1,139,183

	Gaming – 0.1%
2,195,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	3,154,215

	Healthcare – 1.0%
4,105,000	Lantheus Holdings, Inc., 2.625%, 12/15/2027, 144A	5,318,244
32,010,000	Teladoc Health, Inc., 1.250%, 6/01/2027	24,689,092

		30,007,336

	Leisure – 0.1%
6,465,000	NCL Corp. Ltd., 1.125%, 2/15/2027	4,632,366

	Media Entertainment – 0.3%
5,645,000	Snap, Inc., Zero Coupon, 6.697%-7.641%, 5/01/2027(d)	4,112,382
5,100,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(d)	4,268,700

		8,381,082

	Pharmaceuticals – 0.9%
4,890,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	5,017,037
20,960,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	21,861,399

		26,878,436

	Technology – 0.7%
315,000	Bentley Systems, Inc., 0.375%, 7/01/2027	265,860
3,860,000	Nutanix, Inc., 0.250%, 10/01/2027	3,216,777
9,590,000	Splunk, Inc., 1.125%, 6/15/2027	8,194,655
8,430,000	Unity Software, Inc., Zero Coupon, 0.000%-8.213%, 11/15/2026(d)	6,529,035
1,215,000	Wolfspeed, Inc., 0.250%, 2/15/2028	1,012,095
2,350,000	Wolfspeed, Inc., 1.875%, 12/01/2029, 144A	2,080,925

		21,299,347

	Total Convertible Bonds (Identified Cost $278,872,810)	193,489,291

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Municipals – 1.9%

	Virginia – 1.9%
$ 64,380,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $64,374,544)	$59,671,318

	Total Bonds and Notes (Identified Cost $3,173,195,238)	2,664,437,901

Senior Loans – 0.8%

	Consumer Cyclical Services – 0.2%
4,080,000	Uber Technologies, Inc., 2023 Term Loan B, 3/03/2030(j)	4,068,535

	Independent Energy – 0.4%
12,660,000	Ascent Resources—Utica, 2020 Fixed 2nd Lien Term Loan, 3 mo. USD LIBOR + 9.000%, 13.815%, 11/01/2025(g)(k)	13,409,092

	Leisure – 0.2%
3,201,894	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 3.250%, 8.090%, 10/18/2028(g)(l)	3,122,840
4,154,321	Carnival Corp., USD Term Loan B, 1 mo. USD LIBOR + 3.000%, 7.840%, 6/30/2025(g)(l)	4,090,967

		7,213,807

	Total Senior Loans (Identified Cost $23,986,243)	24,691,434

Collateralized Loan Obligations – 4.1%
6,730,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD LIBOR + 3.100%, 7.908%, 10/20/2031, 144A(g)	6,142,855
4,475,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD LIBOR + 1.600%, 6.408%, 7/20/2034, 144A(g)	4,305,048
4,955,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD LIBOR + 2.850%, 7.658%, 7/20/2034, 144A(g)	4,630,893
1,245,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3 mo. USD LIBOR + 3.100%, 7.892%, 7/15/2034, 144A(g)	1,171,819
4,390,000	AIG CLO LLC, Series 2021-1A, Class D, 3 mo. USD LIBOR + 2.950%, 7.765%, 4/22/2034, 144A(g)	3,991,164
3,780,000	AIG CLO LLC, Series 2021-2A, Class D, 3 mo. USD LIBOR + 3.050%, 7.858%, 7/20/2034, 144A(g)	3,430,747
2,675,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD LIBOR + 3.000%, 7.792%, 10/15/2034, 144A(g)	2,528,357
3,025,000	Bain Capital Credit CLO Ltd., Series 2017-2A, Class DR2, 3 mo. USD LIBOR + 3.100%, 7.918%, 7/25/2034, 144A(g)	2,860,498
890,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3 mo. USD LIBOR + 1.400%, 6.315%, 11/20/2030, 144A(g)	858,650
1,505,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3 mo. USD LIBOR + 3.000%, 7.792%, 1/17/2032, 144A(g)	1,381,906
3,530,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD LIBOR + 2.950%, 7.758%, 7/20/2032, 144A(g)	3,202,412
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D, 3 mo. USD LIBOR + 3.250%, 8.042%, 7/15/2034, 144A(g)	2,925,738
4,775,000	Crown City CLO I, Series 2020-1A, Class CR, 3 mo. USD LIBOR + 3.420%, 8.228%, 7/20/2034, 144A(g)	4,131,320

Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligations – continued
$ 5,230,000	Elmwood CLO V Ltd., Series 2020-2A, Class DR, 3 mo. USD LIBOR + 3.100%, 7.908%, 10/20/2034, 144A(g)	$4,957,959
2,890,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3 mo. USD LIBOR + 2.850%, 7.658%, 1/20/2034, 144A(g)	2,730,613
980,000	LCM 30 Ltd., Series 30A, Class CR, 3 mo. USD LIBOR + 2.000%, 6.808%, 4/20/2031, 144A(g)	904,143
2,965,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD LIBOR + 3.000%, 7.808%, 4/20/2031, 144A(g)	2,585,959
10,665,000	Madison Park Funding XXIII Ltd., Series 2017-23A, Class DR, 3 mo. USD LIBOR + 3.200%, 8.015%, 7/27/2031, 144A(g)	9,943,758
990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3 mo. USD LIBOR + 3.000%, 7.815%, 1/23/2031, 144A(g)	939,887
6,010,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%, 6.442%, 7/15/2034, 144A(g)	5,823,167
8,055,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3 mo. USD LIBOR + 3.100%, 7.908%, 7/20/2032, 144A(g)	7,271,036
7,155,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3 mo. USD LIBOR + 3.150%, 7.942%, 7/15/2034, 144A(g)	6,729,199
3,125,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD LIBOR + 3.300%, 8.092%, 7/15/2036, 144A(g)	2,883,506
8,250,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650%, 6.458%, 7/02/2035, 144A(g)	8,022,770
6,450,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, 3 mo. USD LIBOR + 2.900%, 7.708%, 7/02/2035, 144A(g)	6,018,626
9,695,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3 mo. USD LIBOR + 1.500%, 6.292%, 10/17/2031, 144A(g)	9,402,366
970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD LIBOR + 1.700%, 6.615%, 5/21/2034, 144A(g)	942,417
7,615,000	Palmer Square CLO Ltd., Series 2015-1A, Class CR4, 3 mo. USD LIBOR + 2.850%, 7.765%, 5/21/2034, 144A(g)	7,115,555
12,510,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.050%, 10.842%, 10/15/2034, 144A(g)	11,126,181
400,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3 mo. USD LIBOR + 2.950%, 7.758%, 1/20/2031, 144A(g)	354,854
1,540,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD LIBOR + 3.750%, 8.558%, 10/20/2034, 144A(g)	1,416,993

	Total Collateralized Loan Obligations (Identified Cost $140,547,562)	130,730,396

Shares

Common Stocks – 3.0%

	Aerospace & Defense – 0.1%
4,489	Lockheed Martin Corp.	2,122,085

	Air Freight & Logistics – 0.1%
10,375	United Parcel Service, Inc., Class B	2,012,646

	Beverages – 0.1%
30,389	Coca-Cola Co.	1,885,030

	Biotechnology – 0.1%
17,653	AbbVie, Inc.	2,813,359

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – 0.1%
1,367	BlackRock, Inc.	$914,687
14,458	Morgan Stanley	1,269,412

		2,184,099

	Communications Equipment – 0.0%
17,796	Cisco Systems, Inc.	930,286

	Consumer Staples Distribution & Retail – 0.1%
1,651	Costco Wholesale Corp.	820,332
11,162	Walmart, Inc.	1,645,837

		2,466,169

	Containers & Packaging – 0.0%
6,025	Packaging Corp. of America	836,451

	Diversified REITs – 0.1%
170,849	NexPoint Diversified Real Estate Trust	1,773,413

	Electric Utilities – 0.1%
11,765	Duke Energy Corp.	1,134,969
20,873	NextEra Energy, Inc.	1,608,891

		2,743,860

	Electrical Equipment – 0.0%
9,130	Emerson Electric Co.	795,588

	Ground Transportation – 0.0%
5,939	Union Pacific Corp.	1,195,283

	Health Care Equipment & Supplies – 0.0%
13,649	Abbott Laboratories	1,382,098

	Health Care Providers & Services – 0.1%
3,068	Elevance Health, Inc.	1,410,697
2,911	UnitedHealth Group, Inc.	1,375,710

		2,786,407

	Hotels, Restaurants & Leisure – 0.1%
19,980	Starbucks Corp.	2,080,517

	Household Products – 0.1%
16,952	Procter & Gamble Co.	2,520,593

	IT Services – 0.0%
4,234	Accenture PLC, Class A	1,210,119

	Life Sciences Tools & Services – 0.0%
2,129	Thermo Fisher Scientific, Inc.	1,227,092

	Machinery – 0.1%
3,472	Cummins, Inc.	829,391
3,928	Deere & Co.	1,621,793

		2,451,184

Shares	Description	Value (†)

Common Stocks – continued

	Media – 0.3%
1,317,588	Altice USA, Inc., Class A(f)	$4,506,151
51,804	Comcast Corp., Class A	1,963,890
461,939	iHeartMedia, Inc., Class A(f)	1,801,562

		8,271,603

	Metals & Mining – 0.0%
23,547	Newmont Corp.	1,154,274

	Oil, Gas & Consumable Fuels – 1.0%
9,229	Battalion Oil Corp.(f)	60,635
115,109	Canadian Natural Resources Ltd.	6,371,283
116,082	Devon Energy Corp.	5,874,910
69,339	Diamondback Energy, Inc.	9,372,553
51,935	EOG Resources, Inc.	5,953,309
21,310	Pioneer Natural Resources Co.	4,352,354
36,947	Williams Cos., Inc.	1,103,237

		33,088,281

	Pharmaceuticals – 0.1%
15,260	Bristol-Myers Squibb Co.	1,057,671
14,218	Johnson & Johnson	2,203,790
13,996	Merck & Co., Inc.	1,489,034

		4,750,495

	Professional Services – 0.0%
5,336	Clarivate PLC(f)	50,105

	Semiconductors & Semiconductor Equipment – 0.2%
3,520	Broadcom, Inc.	2,258,221
22,093	Microchip Technology, Inc.	1,850,952
15,863	QUALCOMM, Inc.	2,023,801

		6,132,974

	Software – 0.1%
7,870	Microsoft Corp.	2,268,921

	Specialized REITs – 0.0%
6,633	American Tower Corp.	1,355,387

	Specialty Retail – 0.0%
4,124	Home Depot, Inc.	1,217,075

	Technology Hardware, Storage & Peripherals – 0.1%
12,556	Apple, Inc.	2,070,484
23,768	IQOR U.S., Inc.(f)	17,826

		2,088,310

	Total Common Stocks (Identified Cost $133,476,069)	95,793,704

Shares	Description	Value (†)

Preferred Stocks – 2.1%
Convertible Preferred Stocks – 1.7%

	Banking – 0.7%
11,789	Bank of America Corp., Series L, 7.250%	$13,766,723
7,500	Wells Fargo & Co., Class A, Series L, 7.500%	8,821,875

		22,588,598

	Midstream – 0.3%
238,087	El Paso Energy Capital Trust I, 4.750%	10,944,859

	Technology – 0.2%
121,037	Clarivate PLC, Series A, 5.250%	4,970,990

	Wireless – 0.5%
12,858	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	14,950,639

	Total Convertible Preferred Stocks (Identified Cost $63,018,199)	53,455,086

Non-Convertible Preferred Stocks – 0.4%
	Home Construction – 0.1%
208,246	Hovnanian Enterprises, Inc., 7.625%	3,648,470

	Office REITs – 0.1%
1,596	Highwoods Properties, Inc., Series A, 8.625%(b)	1,541,194

	Other REITs – 0.2%
116,192	Prologis, Inc., Series Q, 8.540%	6,535,800

	Total Non-Convertible Preferred Stocks (Identified Cost $8,332,903)	11,725,464

	Total Preferred Stocks (Identified Cost $71,351,102)	65,180,550

Principal Amount(‡)

Short-Term Investments – 4.7%
$ 25,634,114	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $25,638,600 on 4/03/2023 collateralized by $26,820,500 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $26,146,849 including accrued interest(m)	25,634,114
67,435,000	U.S. Treasury Bills, 4.484%-4.497%, 4/13/2023(n)(o)	67,348,486
39,160,000	U.S. Treasury Bills, 4.490%, 4/06/2023(n)	39,144,932
16,105,000	U.S. Treasury Bills, 4.511%, 5/25/2023(n)	15,997,642

	Total Short-Term Investments (Identified Cost $148,099,744)	148,125,174

	Total Investments – 98.8% (Identified Cost $3,690,655,958)	$3,128,959,159
	Other assets less liabilities – 1.2%	39,534,610
	Net Assets – 100.0%	$3,168,493,769

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2023 is disclosed.

(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Variable rate security. Rate as of March 31, 2023 is disclosed.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)	Position is unsettled. Contract rate was not determined at March 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

(k)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 1.00%, to which the spread is added.
(l)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(m)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(o)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $1,351,078,193 or 42.6% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
EUR	Euro

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/21/2023	EUR	S	8,149,000	$8,670,536	$8,876,403	$(205,867)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2023	500	$103,155,725	$103,226,563	$70,838
30 Year U.S. Treasury Bond	6/21/2023	2,759	353,556,159	361,860,094	8,303,935
5 Year U.S. Treasury Note	6/30/2023	650	71,083,126	71,180,078	96,952
Ultra Long U.S. Treasury Bond	6/21/2023	932	126,988,709	131,528,500	4,539,791
Total					$13,011,516
At March 31, 2023, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2023	908	$109,816,869	$109,995,688	$(178,819)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Whole Business	$—	$2,621,847	$5,994,202	$8,616,049
Property & Casualty Insurance	—	8,570,165	1,251,000	9,821,165
All Other Non-Convertible Bonds*	—	2,392,840,078	—	2,392,840,078

Total Non-Convertible Bonds	—	2,404,032,090	7,245,202	2,411,277,292

Convertible Bonds*	—	193,489,291	—	193,489,291
Municipals*		59,671,318		59,671,318

Total Bonds and Notes	—	2,657,192,699	7,245,202	2,664,437,901

Senior Loans*	—	24,691,434	—	24,691,434
Collateralized Loan Obligations		130,730,396		130,730,396
Common Stocks
Technology Hardware, Storage & Peripherals	2,070,484	17,826	—	2,088,310
All Other Common Stocks*	93,705,394	—	—	93,705,394

Total Common Stocks	95,775,878	17,826	—	95,793,704

Preferred Stocks
Convertible Preferred Stocks
Wireless	—	14,950,639	—	14,950,639
All Other Convertible Preferred Stocks*	38,504,447	—	—	38,504,447

Total Convertible Preferred Stocks	38,504,447	14,950,639	—	53,455,086

Non-Convertible Preferred Stocks
Home Construction	3,648,470	—	—	3,648,470
Office REITs	—	—	1,541,194	1,541,194
Other REITs	—	6,535,800	—	6,535,800

Total Non-Convertible Preferred Stocks	3,648,470	6,535,800	1,541,194	11,725,464

Total Preferred Stocks	42,152,917	21,486,439	1,541,194	65,180,550

Short-Term Investments	—	148,125,174	—	148,125,174

Total Investments	137,928,795	2,982,243,968	8,786,396	3,128,959,159

Futures Contracts (unrealized appreciation)	13,011,516	—	—	13,011,516

Total	$150,940,311	$2,982,243,968	$8,786,396	$3,141,970,675

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(205,867)	$—	$(205,867)
Futures Contracts (unrealized depreciation)	(178,819)	—	—	(178,819)

Total	$(178,819)	$(205,867)	$—	$(384,686)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2022 and/or March 31, 2023:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2023
Bonds and Notes
Non-Convertible Bonds
ABS Whole Business	$—	$—	$—	$69,202	$5,925,000	$—	$—	$—	$5,994,202	$69,202
Property & Casualty Insurance	1,251,000	22,274	—	(22,274)	—	—	—	—	1,251,000	(22,274)
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	1,651,680	—	—	(110,486)	—	—	—	—	1,541,194	(110,486)

Total	$2,902,680	$22,274	$—	$(63,558)	$5,925,000	$—	$—	$—	$8,786,396	$(63,558)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of March 31, 2023, the Fund engaged in forward foreign currency contracts for hedging purposes.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of March 31, 2023, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of March 31, 2023:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$13,011,516

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(205,867)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(178,819)

Total liability derivatives	$(205,867)	$(178,819)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2023, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America N.A.	$(205,867)	$—

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at March 31, 2023 (Unaudited)

Treasuries	10.6%
Cable Satellite	7.3
Technology	6.2
Independent Energy	5.2
Finance Companies	5.2
Banking	4.5
ABS Home Equity	4.4
Wireless	3.5
Pharmaceuticals	3.3
Consumer Cyclical Services	3.3
Airlines	2.4
Media Entertainment	2.2
Other Investments, less than 2% each	31.9
Short-Term Investments	4.7
Collateralized Loan Obligations	4.1

Total Investments	98.8
Other assets less liabilities (including forward foreign currency and futures contracts)	1.2

Net Assets	100.0%